Consolidated Balance Sheets (USD $)	Jan. 31, 2012	Apr. 30, 2011
ASSETS
Cash	$ 3,670	$ 17,353
Receivables	569	5,890
Inventory	85,952	99,640
Total current assets	90,191	122,883
Property & Equipment	737,097	848,213
Accumulated depreciation	(447,919)	(422,272)
Total Property & Equipment	289,178	425,941
Other Assets:
Prepaid Expenses	7,783	31,461
TOTAL ASSETS	387,152	580,285
LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)
Accounts payable	900,624	759,866
Accrued liabilities	375,431	295,994
Short term debt	218,716	214,564
Customer Deposit	316,151	238,495
Stock subscription payable	41,500	2,962
Notes payable	158,333	0
Related party payable	57,398	895,557
Related Parties - short-term borrowings from shareholders	475,595	417,820
Total current liabilities	2,543,748	2,825,258
Stockholders' equity (deficit):
Preferred stock, Series 'A' , $.01 par value, 50 shares authorized, 20 issued and outstanding as on January 31, 2011 and April 30, 2011	240,000	240,000
Common stock, $0.0001 par value, 500,000,000 shares authorized, 57,890,117 and 51,110,497 shares issued and outstanding on January 31, 2012 and April 30, 2011	5,789	5,111
Additional paid-in capital	5,006,904	3,519,292
Accumulated deficit	(7,173,666)	(6,009,376)
Total Medina International Holdings, Inc. stockholders' equity	(1,920,973)	(2,244,973)
Noncontrolling interest	(235,623)	0
Total stockholders' equity (deficit)	(2,156,596)	(2,244,973)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)	$ 387,152	$ 580,285